Shareholder Fees	12 Months Ended
Sep. 15, 2026 USD ($)
VanEck EM Focus Inflation Bond ETF | VanEck EM Focus Inflation Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0